Supplemental Cash Flow Information - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Supplemental Cash Flow Information [abstract]
Cash	$ 184	$ 146
Short-term money market investments	2	11
Total	$ 186	$ 157